Investment Securities (Tables)	12 Months Ended
Dec. 31, 2024
Investments, Debt and Equity Securities [Abstract]
Held-to-Maturity Investment Securities
The amortized cost, gross unrealized holding gains and losses, and fair value of held-to-maturity and available-for-sale investment securities at December 31 were as follows:

	2024				2023
(Dollars in Millions)	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value
Held-to-Maturity
U.S. Treasury and agencies	$1,296	$—	$(21)	$1,275	$1,345	$—	$(35)	$1,310
Mortgage-backed securities
Residential agency	75,392	3	(12,317)	63,078	80,997	6	(9,929)	71,074
Commercial agency	1,702	—	(27)	1,675	1,695	6	(5)	1,696
Other	244	3	—	247	8	—	—	8
Total held-to-maturity	$78,634	$6	$(12,365)	$66,275	$84,045	$12	$(9,969)	$74,088
Available-for-Sale
U.S. Treasury and agencies	$30,467	$1	$(2,081)	$28,387	$21,768	$8	$(2,234)	$19,542
Mortgage-backed securities
Residential agency	35,558	13	(2,290)	33,281	28,185	104	(2,211)	26,078
Commercial
Agency	8,673	—	(1,322)	7,351	8,703	—	(1,360)	7,343
Non-agency	7	—	(1)	6	7	—	(1)	6
Asset-backed securities	7,136	30	(1)	7,165	6,713	25	(14)	6,724
Obligations of state and political subdivisions	10,690	13	(1,151)	9,552	10,867	36	(914)	9,989
Other	249	1	—	250	24	—	—	24
Total available-for-sale, excluding portfolio level basis adjustments	92,780	58	(6,846)	85,992	76,267	173	(6,734)	69,706
Portfolio level basis adjustments (a)	13	—	(13)	—	335	—	(335)	—
Total available-for-sale	$92,793	$58	$(6,859)	$85,992	$76,602	$173	$(7,069)	$69,706
(a)Represents fair value hedge basis adjustments related to active portfolio layer method hedges of available-for-sale investment securities, which are not allocated to individual securities in the portfolio. For additional information, refer to Note 19.

Available-for-Sale Investment Securities
The amortized cost, gross unrealized holding gains and losses, and fair value of held-to-maturity and available-for-sale investment securities at December 31 were as follows:

	2024				2023
(Dollars in Millions)	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value
Held-to-Maturity
U.S. Treasury and agencies	$1,296	$—	$(21)	$1,275	$1,345	$—	$(35)	$1,310
Mortgage-backed securities
Residential agency	75,392	3	(12,317)	63,078	80,997	6	(9,929)	71,074
Commercial agency	1,702	—	(27)	1,675	1,695	6	(5)	1,696
Other	244	3	—	247	8	—	—	8
Total held-to-maturity	$78,634	$6	$(12,365)	$66,275	$84,045	$12	$(9,969)	$74,088
Available-for-Sale
U.S. Treasury and agencies	$30,467	$1	$(2,081)	$28,387	$21,768	$8	$(2,234)	$19,542
Mortgage-backed securities
Residential agency	35,558	13	(2,290)	33,281	28,185	104	(2,211)	26,078
Commercial
Agency	8,673	—	(1,322)	7,351	8,703	—	(1,360)	7,343
Non-agency	7	—	(1)	6	7	—	(1)	6
Asset-backed securities	7,136	30	(1)	7,165	6,713	25	(14)	6,724
Obligations of state and political subdivisions	10,690	13	(1,151)	9,552	10,867	36	(914)	9,989
Other	249	1	—	250	24	—	—	24
Total available-for-sale, excluding portfolio level basis adjustments	92,780	58	(6,846)	85,992	76,267	173	(6,734)	69,706
Portfolio level basis adjustments (a)	13	—	(13)	—	335	—	(335)	—
Total available-for-sale	$92,793	$58	$(6,859)	$85,992	$76,602	$173	$(7,069)	$69,706
(a)Represents fair value hedge basis adjustments related to active portfolio layer method hedges of available-for-sale investment securities, which are not allocated to individual securities in the portfolio. For additional information, refer to Note 19.

Interest Income from Taxable and Non-Taxable Investment Securities
The following table provides information about the amount of interest income from taxable and non-taxable investment securities:

Year Ended December 31 (Dollars in Millions)	2024	2023	2022
Taxable	$4,808	$4,171	$3,081
Non-taxable	303	314	297
Total interest income from investment securities	$5,111	$4,485	$3,378

Gross Gains and Losses Realized through Sales of Available-for-Sale Investment Securities
The following table provides information about the amount of gross gains and losses realized through the sales of available-for-sale investment securities:

Year Ended December 31 (Dollars in Millions)	2024	2023	2022
Realized gains	$147	$74	$163
Realized losses	(301)	(219)	(143)
Net realized gains (losses)	$(154)	$(145)	$20
Income tax expense (benefit) on net realized gains (losses)	$(39)	$(37)	$5

Gross Unrealized Losses and Fair Value of Investment Securities	The following table shows the gross unrealized losses excluding portfolio level basis adjustments and fair value of the Company’s available-for-sale investment securities with unrealized losses, aggregated by investment category and length of time the individual investment securities have been in continuous unrealized loss positions, at December 31, 2024:

	Less Than 12 Months		12 Months or Greater		Total
(Dollars in Millions)	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
U.S. Treasury and agencies	$9,236	$(28)	$16,978	$(2,053)	$26,214	$(2,081)
Mortgage-backed securities
Residential agency	15,369	(275)	15,738	(2,015)	31,107	(2,290)
Commercial
Agency	—	—	7,351	(1,322)	7,351	(1,322)
Non-agency	—	—	7	(1)	7	(1)
Asset-backed securities	35	—	1,164	(1)	1,199	(1)
Obligations of state and political subdivisions	1,697	(21)	7,435	(1,130)	9,132	(1,151)
Other	2	—	4	—	6	—
Total investment securities	$26,339	$(324)	$48,677	$(6,522)	$75,016	$(6,846)

Amortized Cost, Fair Value and Yield by Maturity Date
The following table provides information about the amortized cost, fair value and yield by maturity date of the investment securities outstanding at December 31, 2024:

(Dollars in Millions)	Amortized Cost	Fair Value	Weighted- Average Maturity in Years	Weighted- Average Yield(e)

Held-to-Maturity
U.S. Treasury and agencies
Maturing in one year or less	$650	$647	0.4	2.71%
Maturing after one year through five years	646	628	2.3	3.00
Maturing after five years through ten years	—	—	—	—
Maturing after ten years	—	—	—	—
Total	$1,296	$1,275	1.3	2.85%
Mortgage-backed securities(a)
Maturing in one year or less	$42	$41	0.8	4.52%
Maturing after one year through five years	2,110	2,091	3.5	4.49
Maturing after five years through ten years	73,667	61,626	9.0	2.12
Maturing after ten years	1,275	995	10.1	2.18
Total	$77,094	$64,753	8.8	2.19%
Other
Maturing in one year or less	$19	$16	0.2	3.24%
Maturing after one year through five years	225	231	2.4	2.68
Maturing after five years through ten years	—	—	—	—
Maturing after ten years	—	—	—	—
Total	$244	$247	2.2	2.73%
Total held-to-maturity(b)	$78,634	$66,275	8.7	2.20%
Available-for-Sale
U.S. Treasury and agencies
Maturing in one year or less	$11	$11	0.1	4.64%
Maturing after one year through five years	14,070	13,335	3.2	2.63
Maturing after five years through ten years	15,629	14,476	6.5	3.35
Maturing after ten years	757	565	10.6	1.92
Total	$30,467	$28,387	5.1	2.98%
Mortgage-backed securities(a)
Maturing in one year or less	$30	$29	0.6	2.02%
Maturing after one year through five years	6,028	5,611	3.9	2.87
Maturing after five years through ten years	37,699	34,560	7.9	3.96
Maturing after ten years	481	438	11.0	4.76
Total	$44,238	$40,638	7.4	3.82%
Asset-backed securities (a)
Maturing in one year or less	$—	$—	—	—%
Maturing after one year through five years	3,668	3,684	1.7	4.90
Maturing after five years through ten years	3,468	3,481	5.9	6.26
Maturing after ten years	—	—	—	—
Total	$7,136	$7,165	3.8	5.56%
Obligations of state and political subdivisions(c)(d)
Maturing in one year or less	$128	$128	0.4	5.53%
Maturing after one year through five years	1,698	1,687	2.5	4.67
Maturing after five years through ten years	1,563	1,474	7.2	3.69
Maturing after ten years	7,301	6,263	14.9	3.47
Total	$10,690	$9,552	11.7	3.72%
Other
Maturing in one year or less	$49	$49	0.7	4.66%
Maturing after one year through five years	200	201	1.7	4.82
Maturing after five years through ten years	—	—	—	—
Maturing after ten years	—	—	—	—
Total	$249	$250	1.5	4.79%
Total available-for-sale(b)(f)	$92,780	$85,992	6.8	3.67%
(a)Information related to asset and mortgage-backed securities included above is presented based upon weighted-average maturities that take into account anticipated future prepayments.
(b)The weighted-average maturity of total held-to-maturity investment securities was 8.7 years at December 31, 2023, with a corresponding weighted-average yield of 2.22 percent. The weighted-average maturity of total available-for-sale investment securities was 6.3 years at December 31, 2023, with a corresponding weighted-average yield of 3.12 percent.
(c)Information related to obligations of state and political subdivisions is presented based upon yield to first optional call date if the security is purchased at a premium, and yield to maturity if the security is purchased at par or a discount.
(d)Maturity calculations for obligations of state and political subdivisions are based on the first optional call date for securities with a fair value above par and the contractual maturity date for securities with a fair value equal to or below par.
(e)Weighted-average yields for obligations of state and political subdivisions are presented on a fully-taxable equivalent basis based on a federal income tax rate of 21 percent. Yields on investment securities are computed based on amortized cost balances, excluding any premiums or discounts recorded related to the transfer of investment securities at fair value from available-for-sale to held-to maturity.
(f)Amortized cost excludes portfolio level basis adjustments of $13 million.